                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/06

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Harbor Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Merrill Lynch All Convertibles Index and the Lipper Convertible Securities Fund Index from 12/31/96 through 12/31/06. Class A shares, adjusted for sales charges.

(LINE GRAPH)

                                                                                MERRILL LYNCH ALL          LIPPER CONVERTIBLE
                                                 VAN KAMPEN HARBOR FUND        CONVERTIBLES INDEX         SECURITIES FUND INDEX
                                                 ----------------------        ------------------         ---------------------
12/96                                                      9424                       10000                       10000
                                                           9359                       10033                       10051
                                                          10235                       10971                       10938
                                                          11215                       12068                       11955
12/97                                                     11018                       11957                       11690
                                                          11955                       12985                       12600
                                                          11690                       12886                       12356
                                                          10096                       11448                       10872
12/98                                                     11846                       13025                       12020
                                                          12494                       13735                       12255
                                                          13414                       14745                       13341
                                                          13387                       14561                       12983
12/99                                                     17771                       18177                       15421
                                                          20107                       19673                       17087
                                                          18607                       18426                       16664
                                                          19822                       18624                       17199
12/00                                                     17430                       16359                       16165
                                                          15514                       15376                       15207
                                                          15919                       16048                       15816
                                                          14364                       14611                       14136
12/01                                                     14924                       15633                       15402
                                                          14478                       15486                       15475
                                                          13684                       14308                       14493
                                                          12809                       13138                       13190
12/02                                                     13212                       14291                       13967
                                                          13332                       14731                       14141
                                                          14161                       16297                       15570
                                                          14529                       16750                       15969
12/03                                                     15955                       18171                       17514
                                                          16570                       18941                       18096
                                                          16561                       18832                       17987
                                                          16376                       18677                       17835
12/04                                                     17508                       19917                       19052
                                                          16782                       18987                       18381
                                                          16868                       19230                       18645
                                                          17568                       20027                       19635
12/05                                                     17588                       20119                       19803
                                                          18508                       21189                       20765
                                                          18263                       21032                       20635
                                                          18805                       21618                       21226
12/06                                                     19548                       22701                       22333

                              A SHARES               B SHARES               C SHARES            I SHARES
                           since 11/15/56         since 12/20/91         since 10/26/93       since 3/23/05
-----------------------------------------------------------------------------------------------------------
AVERAGE                               W/MAX                  W/MAX                  W/MAX
ANNUAL                                5.75%                  5.00%                  1.00%
TOTAL                    W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES       W/O SALES
RETURNS                   CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE       CHARGES

Since Inception            9.37%      9.24%       8.14%      8.14%       7.16%      7.16%         9.32%

10-year                    7.57       6.93        6.92       6.92        6.74       6.74            --

5-year                     5.55       4.30        4.75       4.49        4.74       4.74            --

1-year                    11.15       4.78       10.28       5.28       10.25       9.25         11.33
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through [i] tax-exempt retirement plans with assets of at least $1 million [including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans], [ii] fee-based investment programs with assets of at least $1 million and [iii] institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

Merrill Lynch All Convertibles Index represents convertible securities. The Lipper Convertible Securities Fund Index represents the average performance of the 30 largest convertible securities mutual funds, as classified by Lipper, Inc. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12 MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

The overall investment environment during the measurement period was largely positive, though mounting concerns limited gains. The Federal Open Market Committee (the "Fed") raised the target federal funds rate four times during the period to 5.25 percent, though the group left rates unchanged at its last four meetings before the period ended, and indicated that any future changes would be driven by unfolding economic data. The stock market rallied in spite of mounting inflation concerns and a growing consensus that the housing market had peaked. A decline in oil prices late in the period, coupled with the lack of significant hurricane activity and continued strength in consumer spending, further supported the market.

The convertible market benefited from the strength of the equities market, especially from the strong performance of small- and mid-cap stocks in the early months of the period. These companies tend to be among the largest issuers of convertible securities, and as a result their performance has a significant impact on the performance of the sector. Convertible arbitrage hedge funds regained their footing after suffering in the first half of 2005, and benefited from growing inflows, which also broadly helped the convertible market. Issuers took advantage of the favorable environment by bringing a steady supply of new securities to the market, holding overall issuance steady. Real estate investment trust (REIT) companies were especially active in capitalizing on strong investor interest.

PERFORMANCE ANALYSIS

The fund returned 11.15 percent for the 12 months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Merrill Lynch All Convertibles Index and the Lipper Convertible Securities Fund Index, returned 12.83 percent and 12.78 percent for the period, respectively.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

-----------------------------------------------------------------------------------------
                                               MERRILL LYNCH     LIPPER CONVERTIBLE
                                              ALL CONVERTIBLES    SECURITIES FUND
      CLASS A   CLASS B   CLASS C   CLASS I        INDEX               INDEX

      11.15%    10.28%    10.25%    11.33%         12.83%              12.78%
-----------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Over the course of the period, we increased the portfolio's overall equity sensitivity in order to position it to potentially benefit from rising equity prices. We also continued to focus on security selection in the belief that merger and acquisition activity would continue, leading to investment opportunities. As a result, the primary drivers of the Fund's performance relative to its benchmark were company-specific.

Within the biotechnology and entertainment industries, several of the Fund's higher-beta (more volatile) companies suffered from negative developments during the period. We maintained the Fund's exposure to those securities which appeared poised for improvement, and trimmed others in order to reinvest in more promising opportunities.

Other positions provided more immediate benefits. The Fund's overweight in energy stocks relative to the Merrill Lynch All Convertibles Index, as well as strong security selection, boosted overall returns. Selected positions in the consumer and defense sectors also supported performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 12/31/06
Walt Disney Co.                                                   2.2%
Church & Dwight Co., Inc.                                         1.7
MetLife, Inc.                                                     1.7
NII Holdings, Inc.                                                1.6
TriQuint Semiconductor, Inc.                                      1.5
Hilton Hotels Corp.                                               1.5
Lazard, Ltd.                                                      1.5
Wyeth                                                             1.5
Cooper Cameron Corp.                                              1.5
L-3 Communications Corp.                                          1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/06
Semiconductors                                                    7.2%
Pharmaceuticals                                                   6.0
Investment Banking & Brokerage                                    5.7
Health Care Equipment                                             4.6
Biotechnology                                                     3.8
Aerospace & Defense                                               3.7
Broadcasting & Cable TV                                           3.5
Computer Storage & Peripherals                                    3.4
Oil & Gas Equipment & Services                                    3.4
Wireless Telecommunication Services                               2.9
Retail                                                            2.8
Automobile Manufacturers                                          2.6
Hotels, Resorts & Cruise Lines                                    2.6
Communications Equipment                                          2.2
Entertainment                                                     2.2
Life & Health Insurance                                           2.1
Household Products                                                1.7
Advertising                                                       1.7
Alternative Carriers                                              1.5
Thrifts & Mortgage Finance                                        1.3
Multi-Line Insurance                                              1.3
Health Care Supplies                                              1.3
Electronic Equipment Manufacturers                                1.3
Oil & Gas Exploration & Production                                1.3
Other Diversified Financial Services                              1.3
Automotive                                                        1.3
Consumer Products                                                 1.2
Integrated Telecommunication Services                             1.1
Oil & Gas Storage & Transportation                                1.1
Office Real Estate Investment Trust                               1.0
Data Processing & Outsourced Services                             1.0
Housewares & Specialties                                          1.0
Oil Field Services                                                1.0
Property & Casualty Insurance                                     1.0
Reinsurance                                                       1.0
Electronic Manufacturing Services                                 0.9
Health Care Technology                                            0.9
Consumer Finance                                                  0.9
Manufacturing                                                     0.9
Diversified Metals & Mining                                       0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/06
                                        (continued from previous page)
Semiconductor Equipment                                           0.9
Internet Retail                                                   0.8
Paper Packaging                                                   0.8
Oil & Gas Refining & Marketing                                    0.8
Application Software                                              0.8
Trading Companies & Distributors                                  0.8
Broadcasting                                                      0.8
Diversified Chemicals                                             0.7
Specialty Stores                                                  0.7
Casinos & Gaming                                                  0.6
Gas Utilities                                                     0.6
Consumer Electronics                                              0.5
Real Estate Investment Trust                                      0.5
Diversified Banks                                                 0.5
Metal & Glass Containers                                          0.5
Tobacco                                                           0.5
Internet Software & Services                                      0.4
Environmental & Facilities Services                               0.3
Commodity Chemicals                                               0.0*
                                                                -----
Total Long-Term Investments                                      98.1%
Repurchase Agreements                                             1.6
Other Assets in Excess of Liabilities                             0.3
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/06          12/31/06       7/1/06-12/31/06
Class A
  Actual.....................................    $1,000.00        $1,071.72           $5.38
  Hypothetical...............................     1,000.00         1,020.01            5.24
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,067.29            9.33
  Hypothetical...............................     1,000.00         1,016.21            9.10
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,067.33            9.33
  Hypothetical...............................     1,000.00         1,016.21            9.10
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,072.96            4.13
  Hypothetical...............................     1,000.00         1,021.21            4.02
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.79%, 1.79% and 0.79% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  70.4%
          ADVERTISING  1.1%
$1,300    Interpublic Group of Cos., Inc.............        4.500%  03/15/23   $  1,547,000
 1,400    Lamar Advertising Co.......................        2.875   12/31/10      1,905,750
                                                                                ------------
                                                                                   3,452,750
                                                                                ------------
          AEROSPACE & DEFENSE  3.7%
 3,250    DRS Technologies, Inc. (a).................        2.000   02/01/26      3,436,875
 4,500    L-3 Communications Corp....................        3.000   08/01/35      4,747,500
 3,000    Lockheed Martin Corp. (b)..................        5.124   08/15/33      3,996,030
                                                                                ------------
                                                                                  12,180,405
                                                                                ------------
          ALTERNATIVE CARRIERS  1.5%
 1,550    Broadwing Corp. (a)........................        3.125   05/15/26      1,728,250
   975    Broadwing Corp.............................        3.125   05/15/26      1,087,125
 1,831    Time Warner Telecom, Inc...................        2.375   04/01/26      2,311,638
                                                                                ------------
                                                                                   5,127,013
                                                                                ------------
          APPLICATION SOFTWARE  0.8%
 1,300    Cadence Design Systems, Inc. (a)...........        1.375   12/15/11      1,319,500
 1,300    Cadence Design Systems, Inc. (a)...........        1.500   12/15/13      1,317,875
                                                                                ------------
                                                                                   2,637,375
                                                                                ------------
          AUTOMOTIVE  1.3%
 3,900    Ford Motor Co..............................        4.250   12/15/36      4,187,625
                                                                                ------------

          BIOTECHNOLOGY  3.8%
 3,900    Amgen, Inc. (a)............................        0.375   02/01/13      3,851,250
 3,250    Genzyme Corp...............................        1.250   12/01/23      3,396,250
 3,250    MedImmune, Inc. (a)........................        1.625   07/15/13      3,745,625
 1,625    PDL BioPharma, Inc.........................        2.000   02/15/12      1,718,438
                                                                                ------------
                                                                                  12,711,563
                                                                                ------------
          BROADCASTING  0.8%
 2,500    Sinclair Broadcast Group, Inc..............        6.000   09/15/12      2,300,000
                                                                                ------------

          BROADCASTING & CABLE TV  3.5%
    50    Comcast Corp. (b)..........................        2.000   10/15/29      2,015,500
 3,000    EchoStar Communications Corp...............        5.750   05/15/08      3,071,250
 2,000    Liberty Media Corp. (a)....................        0.750   03/30/23      2,545,000
 2,175    Liberty Media Corp.........................        0.750   03/30/23      2,767,687
   540    Sirius Satellite Radio, Inc................        3.500   06/01/08      1,389,150
                                                                                ------------
                                                                                  11,788,587
                                                                                ------------
          CASINOS & GAMING  0.6%
 1,800    Scientific Games Corp. (c).................  0.750/0.500   12/01/24      2,067,750
                                                                                ------------

          COMMUNICATIONS EQUIPMENT  2.2%
   650    Arris Group, Inc...........................        2.000   11/15/26        691,600
 2,200    Ciena Corp.................................        3.750   02/01/08      2,139,500

See Notes to Financial Statements                                              9

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          COMMUNICATIONS EQUIPMENT (CONTINUED)
$1,625    Finisar Corp...............................        5.250%  10/15/08   $  1,635,156
 2,925    Symmetricom, Inc...........................        3.250   06/15/25      3,001,781
                                                                                ------------
                                                                                   7,468,037
                                                                                ------------
          COMPUTER STORAGE & PERIPHERALS  3.4%
 3,250    Electronics for Imaging, Inc...............        1.500   06/01/23      3,607,500
 3,250    EMC Corp. (a)..............................        1.750   12/01/11      3,384,063
 1,990    Maxtor Corp................................        6.800   04/30/10      2,228,800
 2,600    SanDisk Corp...............................        1.000   05/15/13      2,314,000
                                                                                ------------
                                                                                  11,534,363
                                                                                ------------
          CONSUMER ELECTRONICS  0.5%
 1,600    Best Buy, Inc..............................        2.250   01/15/22      1,786,000
                                                                                ------------

          CONSUMER FINANCE  0.9%
 3,000    SLM Corp. (d)..............................        5.327   07/25/35      3,008,700
                                                                                ------------

          CONSUMER PRODUCTS  1.2%
 3,900    Eastman Kodak Co...........................        3.375   10/15/33      4,138,875
                                                                                ------------

          DATA PROCESSING & OUTSOURCED SERVICES  1.0%
 3,250    Electronic Data Systems Corp...............        3.875   07/15/23      3,465,313
                                                                                ------------

          DIVERSIFIED BANKS  0.5%
 1,650    Wells Fargo & Co. (d)......................        5.121   05/01/33      1,663,580
                                                                                ------------

          ELECTRONIC EQUIPMENT MANUFACTURERS  1.3%
   975    Hutchinson Technology, Inc.................        3.250   01/15/26        910,406
 3,255    Itron, Inc.................................        2.500   08/01/26      3,482,850
                                                                                ------------
                                                                                   4,393,256
                                                                                ------------
          ENTERTAINMENT  2.2%
 6,000    Walt Disney Co.............................        2.125   04/15/23      7,320,000
                                                                                ------------

          ENVIRONMENTAL & FACILITIES SERVICES  0.3%
 1,050    Allied Waste Industries, Inc...............        4.250   04/15/34      1,008,000
                                                                                ------------

          HEALTH CARE EQUIPMENT  4.6%
 3,250    American Medical Systems Holdings, Inc.....        3.250   07/01/36      3,806,562
 1,800    Cytyc Corp.................................        2.250   03/15/24      1,944,000
 1,950    Greatbatch, Inc............................        2.250   06/15/13      1,811,063
 2,100    Medtronic, Inc., Ser B.....................        1.250   09/15/21      2,113,125
 3,400    Medtronic, Inc.............................        1.500   04/15/11      3,621,000
 2,000    Thermo Electron Corp.......................        3.250   11/01/07      2,162,500
                                                                                ------------
                                                                                  15,458,250
                                                                                ------------
          HEALTH CARE SUPPLIES  1.3%
 3,400    Fisher Scientific International, Inc.......        3.250   03/01/24      4,415,750
                                                                                ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          HEALTH CARE TECHNOLOGY  0.9%
$2,600    TriZetto Group, Inc........................        2.750%  10/01/25   $  3,058,250
                                                                                ------------

          HOTELS, RESORTS & CRUISE LINES  1.5%
 3,200    Hilton Hotels Corp.........................        3.375   04/15/23      5,064,000
                                                                                ------------

          HOUSEHOLD PRODUCTS  1.7%
 4,000    Church & Dwight Co., Inc. (a)..............        5.250   08/15/33      5,780,000
                                                                                ------------

          INTEGRATED TELECOMMUNICATION SERVICES  1.1%
 1,300    Level 3 Communications, Inc................        3.500   06/15/12      1,621,750
 2,210    Level 3 Communications, Inc................        6.000   09/15/09      2,077,400
                                                                                ------------
                                                                                   3,699,150
                                                                                ------------
          INTERNET RETAIL  0.8%
 2,840    Amazon.com, Inc............................        4.750   02/01/09      2,800,950
                                                                                ------------

          INTERNET SOFTWARE & SERVICES  0.4%
   500    Safeguard Scientifics, Inc. (a)............        2.625   03/15/24        405,625
 1,000    Safeguard Scientifics, Inc.................        2.625   03/15/24        811,250
                                                                                ------------
                                                                                   1,216,875
                                                                                ------------
          INVESTMENT BANKING & BROKERAGE  2.5%
 3,250    Lehman Brothers Holdings, Inc..............        2.000   08/01/13      3,740,750
 3,250    Merrill Lynch & Co., Inc...................          *     03/13/32      4,328,025
                                                                                ------------
                                                                                   8,068,775
                                                                                ------------
          MANUFACTURING  0.9%
 2,250    Actuant Corp...............................        2.000   11/15/23      2,964,375
                                                                                ------------

          OFFICE REAL ESTATE INVESTMENT TRUST  1.0%
 2,340    Boston Properties, Inc.....................        3.750   05/15/36      2,723,175
   650    Digital Realty Trust, Inc. (a).............        4.125   08/15/26        746,284
                                                                                ------------
                                                                                   3,469,459
                                                                                ------------
          OIL FIELD SERVICES  1.0%
 3,250    Hornbeck Offshore Services, Inc. (a) (c)...  1.625/1.375   11/15/26      3,302,650
                                                                                ------------

          OIL & GAS EQUIPMENT & SERVICES  2.1%
 3,015    Cooper Cameron Corp........................        1.500   05/15/24      4,857,919
 1,365    Halliburton Co.............................        3.125   07/15/23      2,315,381
                                                                                ------------
                                                                                   7,173,300
                                                                                ------------
          OIL & GAS EXPLORATION & PRODUCTION  0.2%
   600    McMoRan Exploration Co.....................        5.250   10/06/11        653,250
                                                                                ------------

          OIL & GAS REFINING & MARKETING  0.5%
 1,750    Cheniere Energy, Inc.......................        2.250   08/01/12      1,824,375
                                                                                ------------

          PAPER PACKAGING  0.8%
 2,600    Sealed Air Corp. (a).......................        3.000   06/30/33      2,710,500
                                                                                ------------

See Notes to Financial Statements                                             11

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          PHARMACEUTICALS  4.1%
$3,250    Cubist Pharmaceuticals, Inc................        2.250%  06/15/13   $  2,953,437
 2,355    Millipore Corp. (a)........................        3.750   06/01/26      2,434,481
   895    Millipore Corp.............................        3.750   06/01/26        925,206
 3,000    NPS Pharmaceuticals, Inc...................        3.000   06/15/08      2,726,250
 4,500    Wyeth (a) (d)..............................        5.109   01/15/24      4,907,700
                                                                                ------------
                                                                                  13,947,074
                                                                                ------------
          RETAIL  2.1%
 3,000    Collegiate Pacific, Inc....................        5.750   12/01/09      2,872,500
 4,550    TJX Cos., Inc., LYON.......................          *     02/13/21      4,311,125
                                                                                ------------
                                                                                   7,183,625
                                                                                ------------
          SEMICONDUCTOR EQUIPMENT  0.9%
 3,000    Veeco Instruments, Inc.....................        4.125   12/21/08      2,925,000
                                                                                ------------

          SEMICONDUCTORS  7.2%
 3,900    Agere Systems, Inc.........................        6.500   12/15/09      3,987,750
   900    Cypress Semiconductor Corp. (a)............        1.250   06/15/08      1,126,125
   875    Cypress Semiconductor Corp.................        1.250   06/15/08      1,094,844
 4,250    Fairchild Semiconductor Corp...............        5.000   11/01/08      4,223,437
 1,300    Intel Corp.................................        2.950   12/15/35      1,183,000
 3,250    Intel Corp. (a)............................        2.950   12/15/35      2,957,500
 3,600    LSI Logic Corp. (a)........................        4.000   05/15/10      3,712,500
 1,200    Pixelworks, Inc............................        1.750   05/15/24        858,000
 5,120    TriQuint Semiconductor, Inc................        4.000   03/01/07      5,107,200
                                                                                ------------
                                                                                  24,250,356
                                                                                ------------
          TOBACCO  0.5%
 1,300    Vector Group, Ltd. (a) (b).................        3.875   06/15/26      1,527,500
                                                                                ------------

          TRADING COMPANIES & DISTRIBUTORS  0.8%
 2,600    WESCO International, Inc. (a)..............        1.750   11/15/26      2,522,000
                                                                                ------------

          WIRELESS TELECOMMUNICATION SERVICES  2.9%
 3,540    Nextel Communications                              5.250   01/15/10      3,500,175
   600    NII Holdings, Inc..........................        2.750   08/15/25        870,750
 2,100    NII Holdings, Inc..........................        2.875   02/01/34      5,234,250
                                                                                ------------
                                                                                   9,605,175
                                                                                ------------

TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  70.4%......................    235,859,831
                                                                                ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

PAR
AMOUNT
(000)     DESCRIPTION                                    COUPON      MATURITY      VALUE
--------------------------------------------------------------------------------------------
          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  4.1%
$5,050    Carnival Corp. (Panama) (c)................  1.132/0.000%  04/29/33   $  3,699,125
 3,100    Flextronics International Ltd.
          (Singapore)................................        1.000   08/01/10      3,049,625
 2,460    Schlumberger, Ltd., Ser A (Netherlands
          Antilles)..................................        1.500   06/01/23      4,351,125
 2,920    Teva Pharmaceutical Industries, Ltd., Ser D
          (Israel)...................................        1.750   02/01/26      2,704,650
                                                                                ------------

TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS..............................     13,804,525
                                                                                ------------
DESCRIPTION                                                           SHARES       VALUE
--------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  22.2%
ADVERTISING  0.6%
Interpublic Group of Cos., Inc., Ser B, 5.250% (a)................      2,000   $  2,212,500
                                                                                ------------

AUTOMOBILE MANUFACTURERS  2.6%
Ford Motor Co. Capital Trust II, 6.500%...........................    114,750      3,958,875
General Motors Corp., Ser B, 5.250%...............................    158,000      3,397,000
General Motors Corp., Ser C, 6.250%...............................     65,000      1,495,000
                                                                                ------------
                                                                                   8,850,875
                                                                                ------------
COMMODITY CHEMICALS  0.0%
Celanese Corp., 4.250%............................................      6,500        235,625
                                                                                ------------

DIVERSIFIED CHEMICALS  0.7%
Huntsman Corp., 5.000%............................................     54,100      2,265,438
                                                                                ------------

DIVERSIFIED METALS & MINING  0.9%
Freeport-McMoRan Copper & Gold, Inc., 5.500%......................      2,250      2,939,906
                                                                                ------------

GAS UTILITIES  0.6%
Southern Union Co., 5.000%........................................     36,100      1,933,877
                                                                                ------------

HOUSEWARES & SPECIALTIES  1.0%
Newell Financial Trust I, 5.250%, QUIPS...........................     70,000      3,351,250
                                                                                ------------

INVESTMENT BANKING & BROKERAGE  3.2%
E*TRADE Financial Corp., 6.125%...................................     97,500      2,846,025
Lazard, Ltd., 6.625% (Bermuda)....................................    120,000      4,978,800
Lehman Brothers Holdings, Inc., Ser GIS, 6.250%, PIES.............    120,000      3,330,000
                                                                                ------------
                                                                                  11,154,825
                                                                                ------------

See Notes to Financial Statements                                             13

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

DESCRIPTION                                                               SHARES       VALUE
------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE  2.1%
Conseco, Inc., Ser B, 5.500%..........................................     53,450   $  1,349,613
MetLife, Inc., Ser B, 6.375%..........................................    180,000      5,557,500
                                                                                    ------------
                                                                                       6,907,113
                                                                                    ------------

METAL & GLASS CONTAINERS  0.5%
Owens--Illinois, Inc, 4.750%..........................................     41,760      1,555,560
                                                                                    ------------

MULTI-LINE INSURANCE  1.3%
Citigroup Funding, Inc., Ser GNW, 4.583%..............................    138,000      4,460,160
                                                                                    ------------

OIL & GAS EXPLORATION & PRODUCTION  1.1%
Chesapeake Energy Corp., 5.000% (a)...................................     36,000      3,672,000
                                                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.3%
Lucent Technologies Capital Trust I, 7.750%...........................      4,100      4,236,325
                                                                                    ------------

PHARMACEUTICALS  1.1%
Schering-Plough Corp., 6.000%.........................................     62,400      3,564,600
                                                                                    ------------

PROPERTY & CASUALTY INSURANCE  1.0%
XL Capital, Ltd., 6.500% (Cayman Islands).............................    134,500      3,203,117
                                                                                    ------------

REAL ESTATE INVESTMENT TRUST  0.5%
Simon Property Group, Inc., 6.000%....................................     20,600      1,676,840
                                                                                    ------------

REINSURANCE  1.0%
Platinum Underwriters Holdings, Ltd., Ser A, 6.000% (Bermuda).........    104,000      3,185,000
                                                                                    ------------

RETAIL  0.7%
Retail Ventures, Inc., 6.625%.........................................     32,500      2,189,688
                                                                                    ------------

SPECIALTY STORES  0.7%
United Rentals Trust I, 6.500%........................................     46,083      2,258,067
                                                                                    ------------

THRIFTS & MORTGAGE FINANCE  1.3%
Fannie Mae, 5.375%....................................................         45      4,500,658
                                                                                    ------------

TOTAL CONVERTIBLE PREFERRED STOCKS  22.2%........................................     74,353,424
                                                                                    ------------

COMMON STOCKS  1.4%
OIL & GAS REFINING & MARKETING  0.3%
Valero Energy Corp....................................................     15,983        817,690
                                                                                    ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

DESCRIPTION                                                               SHARES       VALUE
------------------------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION  1.1%
Williams Cos., Inc....................................................    143,947   $  3,759,896
                                                                                    ------------

TOTAL COMMON STOCKS  1.4%........................................................      4,577,586
                                                                                    ------------

TOTAL LONG-TERM INVESTMENTS  98.1%
  (Cost $299,974,388)............................................................    328,595,366
                                                                                    ------------

REPURCHASE AGREEMENTS  1.6%
Citigroup Global Markets, Inc. ($1,107,803 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06, to
  be sold on 01/02/07 at $1,108,447).............................................      1,107,803
State Street Bank & Trust Co. ($4,314,197 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06, to
  be sold on 01/02/07 at $4,316,632).............................................      4,314,197
                                                                                    ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,422,000)..............................................................      5,422,000
                                                                                    ------------

TOTAL INVESTMENTS  99.7%
  (Cost $305,396,388)............................................................    334,017,366
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%......................................        961,977
                                                                                    ------------

NET ASSETS  100.0%...............................................................   $334,979,343
                                                                                    ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Variable Rate Coupon

(c) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(d) Floating Rate Coupon

LYON--Liquid Yield Option Note

PIES--Premium Income Exchangeable Securities

QUIPS--Quarterly Income Preferred Securities

See Notes to Financial Statements                                             15

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments (Cost $305,396,388).......................  $334,017,366
Cash........................................................            50
Receivables:
  Interest..................................................     1,560,728
  Dividends.................................................       268,439
  Fund Shares Sold..........................................        48,077
Other.......................................................       364,779
                                                              ------------
    Total Assets............................................   336,259,439
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       591,951
  Investment Advisory Fee...................................       158,251
  Distributor and Affiliates................................       150,542
  Income Distributions......................................            80
Trustees' Deferred Compensation and Retirement Plans........       226,816
Accrued Expenses............................................       152,456
                                                              ------------
    Total Liabilities.......................................     1,280,096
                                                              ------------
NET ASSETS..................................................  $334,979,343
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $326,470,655
Net Unrealized Appreciation.................................    28,620,978
Accumulated Undistributed Net Investment Income.............     3,459,667
Accumulated Net Realized Loss...............................   (23,571,957)
                                                              ------------
NET ASSETS..................................................  $334,979,343
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $300,199,612 and 19,272,451 shares of
    beneficial interest issued and outstanding).............  $      15.58
    Maximum sales charge (5.75%* of offering price).........          0.95
                                                              ------------
    Maximum offering price to public........................  $      16.53
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $25,074,621 and 1,613,797 shares of
    beneficial interest issued and outstanding).............  $      15.54
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $9,172,870 and 585,106 shares of
    beneficial interest issued
    and outstanding)........................................  $      15.68
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $532,240 and 34,165 shares of beneficial
    interest issued and outstanding)........................  $      15.58
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Interest....................................................  $ 8,350,671
Dividends...................................................    4,504,064
                                                              -----------
  Total Income..............................................   12,854,735
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,898,424
Distribution (12b-1) and Service Fees
  Class A...................................................      742,765
  Class B...................................................      289,463
  Class C...................................................      100,114
Transfer Agent Fees.........................................      530,000
Reports to Shareholders.....................................       96,041
Accounting and Administrative Expenses......................       86,011
Registration Fees...........................................       46,245
Trustees' Fees and Related Expenses.........................       45,234
Professional Fees...........................................       37,794
Custody.....................................................       26,671
Other.......................................................       29,637
                                                              -----------
    Total Expenses..........................................    3,928,399
    Less Credits Earned on Cash Balances....................       38,326
                                                              -----------
    Net Expenses............................................    3,890,073
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 8,964,662
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $15,973,889
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   17,287,291
  End of the Period.........................................   28,620,978
                                                              -----------
Net Unrealized Appreciation During the Period...............   11,333,687
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $27,307,576
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $36,272,238
                                                              ===========

See Notes to Financial Statements                                             17

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2006    DECEMBER 31, 2005
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $  8,964,662         $  9,938,642
Net Realized Gain....................................      15,973,889           12,872,959
Net Unrealized Appreciation/Depreciation During the
  Period.............................................      11,333,687          (23,169,952)
                                                         ------------         ------------
Change in Net Assets from Operations.................      36,272,238             (358,351)
                                                         ------------         ------------

Distributions from Net Investment Income:
  Class A Shares.....................................     (10,220,669)         (11,361,849)
  Class B Shares.....................................        (745,129)          (1,030,228)
  Class C Shares.....................................        (255,260)            (333,044)
  Class I Shares.....................................         (13,738)              (2,290)
                                                         ------------         ------------
Total Distributions..................................     (11,234,796)         (12,727,411)
                                                         ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      25,037,442          (13,085,762)
                                                         ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      14,797,035           12,700,417
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       9,251,939           10,481,817
Cost of Shares Repurchased...........................     (72,954,159)         (80,356,271)
                                                         ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     (48,905,185)         (57,174,037)
                                                         ------------         ------------
TOTAL DECREASE IN NET ASSETS.........................     (23,867,743)         (70,259,799)
NET ASSETS:
Beginning of the Period..............................     358,847,086          429,106,885
                                                         ------------         ------------
End of the Period (Including accumulated
  undistributed net investment income of $3,459,667
  and $4,263,083, respectively)......................    $334,979,343         $358,847,086
                                                         ============         ============

 18                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED DECEMBER 31,
CLASS A SHARES                                  -------------------------------------------
                                                 2006     2005     2004     2003     2002
                                                -------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD......  $14.50   $14.93   $14.03   $12.02   $ 14.06
                                                ------   ------   ------   ------   -------
  Net Investment Income.......................    0.40(a)  0.39(a)  0.38     0.41      0.40
  Net Realized and Unrealized Gain/Loss.......    1.19    (0.32)    0.96     2.04     (2.00)
                                                ------   ------   ------   ------   -------
Total from Investment Operations..............    1.59     0.07     1.34     2.45     (1.60)
Less Distributions from Net Investment
  Income......................................    0.51     0.50     0.44     0.44      0.44
                                                ------   ------   ------   ------   -------
NET ASSET VALUE, END OF THE PERIOD............  $15.58   $14.50   $14.93   $14.03   $ 12.02
                                                ======   ======   ======   ======   =======

Total Return (b)..............................  11.15%    0.45%    9.73%   20.76%   -11.47%
Net Assets at End of the Period (In
  millions)...................................  $300.2   $314.4   $367.2   $375.7   $ 349.8
Ratio of Expenses to Average Net Assets (c)...   1.05%    1.07%    1.04%    1.04%     1.02%
Ratio of Net Investment Income to Average Net
  Assets......................................   2.68%    2.69%    2.58%    3.13%     3.03%
Portfolio Turnover............................     87%      69%      74%     127%       97%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2006.

See Notes to Financial Statements                                             19

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
CLASS B SHARES                                 -------------------------------------------
                                                2006     2005     2004     2003     2002
                                               -------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $14.46   $14.90   $14.00   $11.98   $ 13.99
                                               ------   ------   ------   ------   -------
  Net Investment Income......................    0.29(a)  0.27(a)  0.29     0.32      0.31
  Net Realized and Unrealized Gain/Loss......    1.19    (0.32)    0.94     2.02     (2.00)
                                               ------   ------   ------   ------   -------
Total from Investment Operations.............    1.48    (0.05)    1.23     2.34     (1.69)
Less Distributions from Net Investment
  Income.....................................    0.40     0.39     0.33     0.32      0.32
                                               ------   ------   ------   ------   -------
NET ASSET VALUE, END OF THE PERIOD...........  $15.54   $14.46   $14.90   $14.00   $ 11.98
                                               ======   ======   ======   ======   =======

Total Return (b).............................  10.28%   -0.31%    8.93%   19.83%   -12.14%
Net Assets at End of the Period (In
  millions)..................................  $ 25.1   $ 33.1   $ 47.4   $ 53.5   $  52.2
Ratio of Expenses to Average Net Assets
  (c)........................................   1.82%    1.83%    1.80%    1.81%     1.78%
Ratio of Net Investment Income to Average Net
  Assets.....................................   1.91%    1.91%    1.82%    2.36%     2.27%
Portfolio Turnover...........................     87%      69%      74%     127%       97%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2006.

 20                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
CLASS C SHARES                               -----------------------------------------------
                                              2006      2005      2004      2003      2002
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $14.59    $15.02    $14.12    $12.08    $ 14.10
                                             ------    ------    ------    ------    -------
  Net Investment Income....................    0.29(a)   0.28(a)   0.28      0.31       0.30
  Net Realized and Unrealized Gain/Loss....    1.20     (0.32)     0.95      2.05      (2.00)
                                             ------    ------    ------    ------    -------
Total from Investment Operations...........    1.49     (0.04)     1.23      2.36      (1.70)
Less Distributions from Net Investment
  Income...................................    0.40      0.39      0.33      0.32       0.32
                                             ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.........  $15.68    $14.59    $15.02    $14.12    $ 12.08
                                             ======    ======    ======    ======    =======

Total Return (b)...........................  10.25%    -0.24%     8.85%    19.83%    -12.11%
Net Assets at End of the Period (In
  millions)................................  $  9.2    $ 11.2    $ 14.5    $ 14.7    $  12.9
Ratio of Expenses to Average Net Assets
  (c)......................................   1.82%     1.83%     1.80%     1.81%      1.78%
Ratio of Net Investment Income to Average
  Net Assets...............................   1.91%     1.92%     1.82%     2.36%      2.27%
Portfolio Turnover.........................     87%       69%       74%      127%        97%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and services fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2006.

See Notes to Financial Statements                                             21

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            MARCH 23, 2005
                                                            YEAR ENDED     (COMMENCEMENT OF
CLASS I SHARES                                             DECEMBER 31,     OPERATIONS) TO
                                                               2006        DECEMBER 31, 2005
                                                           ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $14.50            $14.17
                                                              ------            ------
  Net Investment Income (a)..............................       0.44              0.33
  Net Realized and Unrealized Gain.......................       1.18              0.40
                                                              ------            ------
Total from Investment Operations.........................       1.62              0.73
Less Distributions from Net Investment Income............       0.54              0.40
                                                              ------            ------
NET ASSET VALUE, END OF THE PERIOD.......................     $15.58            $14.50
                                                              ======            ======

Total Return (b).........................................     11.33%             5.21%*
Net Assets at End of the Period (In millions)............     $  0.5            $  0.1
Ratio of Expenses to Average Net Assets (c)..............      0.81%             0.84%
Ratio of Net Investment Income to Average Net Assets.....      2.93%             3.10%
Portfolio Turnover.......................................        87%               69%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2006.

 22                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIALS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Harbor Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide current income, capital appreciation and conservation of capital. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. The Fund commenced investment operations on November 15, 1956. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2006, the Fund had no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIALS -- DECEMBER 31, 2006 continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $14,604,754. At December 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $23,571,956 which will expire on December 31, 2010.

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $306,623,074
                                                              ============
Gross tax unrealized appreciation...........................  $ 33,235,917
Gross tax unrealized depreciation...........................    (5,841,625)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 27,394,292
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                 2006           2005
Distributions paid from:
  Ordinary income...........................................  $11,234,796    $12,727,411
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $11,234,796    $12,727,411
                                                              ===========    ===========

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIALS -- DECEMBER 31, 2006 continued

    Permanent differences, primarily due to book to tax amortization differences on bonds sold and held during 2006, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
  NET INVESTMENT INCOME      REALIZED LOSS    CAPITAL
       $1,466,718             $(1,466,718)     $-0-

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $4,884,799
Undistributed long-term capital gain........................             0

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to book to tax amortization differences.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Fund's custody and accounting fees were reduced by $26,671 and $11,655, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $350 million..........................................       .55%
Next $350 million...........................................       .50%
Next $350 million...........................................       .45%
Over $1.05 billion..........................................       .40%

    For the year ended December 31, 2006, the Fund recognized expenses of approximately $6,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2006, the Fund recognized expenses of approximately $36,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2006, the Fund recognized expenses of approximately $398,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIALS -- DECEMBER 31, 2006 continued

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $117,148 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $17,000 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $28,100. Sales charges do not represent expenses of the Fund.

    At December 31, 2006, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 687 shares of Class I.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                          DECEMBER 31, 2006             DECEMBER 31, 2005
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................     763,898    $ 11,497,070       700,242    $ 10,057,850
  Class B...........................     129,759       1,945,362       123,221       1,772,876
  Class C...........................      61,033         924,153        53,923         781,072
  Class I...........................      28,410         430,450         6,247          88,619
                                      ----------    ------------    ----------    ------------
Total Sales.........................     983,100    $ 14,797,035       883,633    $ 12,700,417
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     556,619    $  8,328,372       642,623    $  9,247,413
  Class B...........................      46,114         687,927        65,628         942,135
  Class C...........................      14,744         221,995        20,022         289,979
  Class I...........................         909          13,645           159           2,290
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     618,386    $  9,251,939       728,432    $ 10,481,817
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (3,735,424)   $(56,183,808)   (4,253,317)   $(61,088,056)
  Class B...........................    (853,487)    (12,804,299)   (1,078,843)    (15,434,205)
  Class C...........................    (261,542)     (3,946,045)     (265,767)     (3,830,668)
  Class I...........................      (1,329)        (20,007)         (231)         (3,342)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (4,851,782)   $(72,954,159)   (5,598,158)   $(80,356,271)
                                      ==========    ============    ==========    ============

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIALS -- DECEMBER 31, 2006 continued

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended December 31, 2006, the Fund received redemption fees of approximately $200, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $293,913,892 and $340,437,892, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,571,600 and $213,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIALS -- DECEMBER 31, 2006 continued

dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN HARBOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Harbor Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Harbor Fund (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Harbor Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2007

VAN KAMPEN HARBOR FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2006. For corporate shareholders, 23% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $11,234,796 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 30

VAN KAMPEN HARBOR FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee           Trustee     Chairman and Chief             72       Trustee/Director/Managing
Blistex Inc.                                      since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                              Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                           health care products
                                                              manufacturer. Director of
                                                              the Heartland Alliance, a
                                                              nonprofit organization
                                                              serving human needs based
                                                              in Chicago. Director of
                                                              St. Vincent de Paul
                                                              Center, a Chicago based
                                                              day care facility serving
                                                              the children of low
                                                              income families. Board
                                                              member of the Illinois
                                                              Manufacturers'
                                                              Association.

Jerry D. Choate (68)            Trustee           Trustee     Prior to January 1999,         72       Trustee/Director/Managing
33971 Selva Road                                  since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                     Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                          Allstate Corporation                    Director of Amgen Inc., a
                                                              ("Allstate") and Allstate               biotechnological company,
                                                              Insurance Company. Prior                and Director of Valero
                                                              to January 1995,                        Energy Corporation, an
                                                              President and Chief                     independent refining
                                                              Executive Officer of                    company.
                                                              Allstate. Prior to August
                                                              1994, various management
                                                              positions at Allstate.


VAN KAMPEN HARBOR FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee           Trustee     President of CAC, L.L.C.,      72       Trustee/Director/Managing
CAC, L.L.C.                                       since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                    offering capital                        in the Fund Complex.
Suite 980                                                     investment and management               Director of Quidel
San Diego, CA 92122-6223                                      advisory services. Prior                Corporation, Stericycle,
                                                              to February 2001, Vice                  Inc., Ventana Medical
                                                              Chairman and Director of                Systems, Inc., and GATX
                                                              Anixter International,                  Corporation, and Trustee
                                                              Inc., a global                          of The Scripps Research
                                                              distributor of wire,                    Institute. Prior to
                                                              cable and communications                January 2005, Trustee of
                                                              connectivity products.                  the University of Chicago
                                                              Prior to July 2000,                     Hospitals and Health
                                                              Managing Partner of                     Systems. Prior to April
                                                              Equity Group Corporate                  2004, Director of
                                                              Investment (EGI), a                     TheraSense, Inc. Prior to
                                                              company that makes                      January 2004, Director of
                                                              private investments in                  TeleTech Holdings Inc.
                                                              other companies.                        and Arris Group, Inc.
                                                                                                      Prior to May 2002,
                                                                                                      Director of Peregrine
                                                                                                      Systems Inc. Prior to
                                                                                                      February 2001, Director
                                                                                                      of IMC Global Inc. Prior
                                                                                                      to July 2000, Director of
                                                                                                      Allied Riser
                                                                                                      Communications Corp.,
                                                                                                      Matria Healthcare Inc.,
                                                                                                      Transmedia Networks,
                                                                                                      Inc., CNA Surety, Corp.
                                                                                                      and Grupo Azcarero Mexico
                                                                                                      (GAM).


VAN KAMPEN HARBOR FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)         Trustee           Trustee     Managing Partner of            72       Trustee/Director/Managing
Heidrick & Struggles                              since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                        executive search firm.                  in the Fund Complex.
Suite 7000                                                    Trustee on the University
Chicago, IL 60606                                             of Chicago Hospitals
                                                              Board, Vice Chair of the
                                                              Board of the YMCA of
                                                              Metropolitan Chicago and
                                                              a member of the Women's
                                                              Board of the University
                                                              of Chicago. Prior to
                                                              1997, Partner of Ray &
                                                              Berndtson, Inc., an
                                                              executive recruiting
                                                              firm. Prior to 1996,
                                                              Trustee of The
                                                              International House
                                                              Board, a fellowship and
                                                              housing organization for
                                                              international graduate
                                                              students. Prior to 1995,
                                                              Executive Vice President
                                                              of ABN AMRO, N.A., a bank
                                                              holding company. Prior to
                                                              1990, Executive Vice
                                                              President of The Exchange
                                                              National Bank.

R. Craig Kennedy (54)           Trustee           Trustee     Director and President of      72       Trustee/Director/Managing
1744 R Street, NW                                 since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                          of the United States, an                in the Fund Complex.
                                                              independent U.S.
                                                              foundation created to
                                                              deepen understanding,
                                                              promote collaboration and
                                                              stimulate exchanges of
                                                              practical experience
                                                              between Americans and
                                                              Europeans. Formerly,
                                                              advisor to the Dennis
                                                              Trading Group Inc., a
                                                              managed futures and
                                                              option company that
                                                              invests money for
                                                              individuals and
                                                              institutions. Prior to
                                                              1992, President and Chief
                                                              Executive Officer,
                                                              Director and member of
                                                              the Investment Committee
                                                              of the Joyce Foundation,
                                                              a private foundation.

Howard J Kerr (71)              Trustee           Trustee     Prior to 1998, President       72       Trustee/Director/Managing
14 Huron Trace                                    since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                              Officer of Pocklington                  in the Fund Complex.
                                                              Corporation, Inc., an                   Director of the Lake
                                                              investment holding                      Forest Bank & Trust.
                                                              company. Director of the
                                                              Marrow Foundation.

VAN KAMPEN HARBOR FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee           Trustee     President of Nelson            72       Trustee/Director/Managing
423 Country Club Drive                            since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                         Services, Inc., a                       in the Fund Complex.
                                                              financial planning
                                                              company and registered
                                                              investment adviser in the
                                                              State of Florida.
                                                              President of Nelson Ivest
                                                              Brokerage Services Inc.,
                                                              a member of the NASD,
                                                              Securities Investors
                                                              Protection Corp. and the
                                                              Municipal Securities
                                                              Rulemaking Board.
                                                              President of Nelson Sales
                                                              and Services Corporation,
                                                              a marketing and services
                                                              company to support
                                                              affiliated companies.

Hugo F. Sonnenschein (66)       Trustee           Trustee     President Emeritus and         72       Trustee/Director/Managing
1126 E. 59th Street                               since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                             University of Chicago and               in the Fund Complex.
                                                              the Adam Smith                          Director of Winston
                                                              Distinguished Service                   Laboratories, Inc.
                                                              Professor in the
                                                              Department of Economics
                                                              at the University of
                                                              Chicago. Prior to July
                                                              2000, President of the
                                                              University of Chicago.
                                                              Trustee of the University
                                                              of Rochester and a member
                                                              of its investment
                                                              committee. Member of the
                                                              National Academy of
                                                              Sciences, the American
                                                              Philosophical Society and
                                                              a fellow of the American
                                                              Academy of Arts and
                                                              Sciences.

VAN KAMPEN HARBOR FUND
TRUSTEES AND OFFICERS continued
                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE                FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee           Trustee     Chief Communications           72       Trustee/Director/Managing
815 Cumberstone Road                              since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                             Academy of                              in the Fund Complex.
                                                              Sciences/National                       Director of Fluor Corp.,
                                                              Research Council, an                    an engineering,
                                                              independent, federally                  procurement and
                                                              chartered policy                        construction
                                                              institution, from 2001 to               organization, since
                                                              November 2003 and Chief                 January 2004 and Director
                                                              Operating Officer from                  of Neurogen Corporation,
                                                              1993 to 2001. Director of               a pharmaceutical company,
                                                              the Institute for Defense               since January 1998.
                                                              Analyses, a federally
                                                              funded research and
                                                              development center,
                                                              Director of the German
                                                              Marshall Fund of the
                                                              United States, Director
                                                              of the Rocky Mountain
                                                              Institute and Trustee of
                                                              Colorado College. Prior
                                                              to 1993, Executive
                                                              Director of the
                                                              Commission on Behavioral
                                                              and Social Sciences and
                                                              Education at the National
                                                              Academy of Sciences/
                                                              National Research
                                                              Council. From 1980
                                                              through 1989, Partner of
                                                              Coopers & Lybrand.

VAN KAMPEN HARBOR FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*:

                                                                                         NUMBER OF
                                                   TERM OF                                FUNDS IN
                                                  OFFICE AND                                FUND
                                  POSITION(S)     LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                 FUND          SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)           Trustee           Trustee     Partner in the law firm        72       Trustee/Director/Managing
333 West Wacker Drive                             since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                             Meagher & Flom LLP, legal               in the Fund Complex.
                                                              counsel to funds in the                 Director of the Abraham
                                                              Fund Complex.                           Lincoln Presidential
                                                                                                      Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN HARBOR FUND

TRUSTEES AND OFFICERS continued

OFFICERS:

                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)       President and   Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas  Principal       since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                   since May 2003. Managing Director of Van Kampen Advisors
                             Officer                     Inc. since June 2003. Director of Investor Services since
                                                         September 2002. Director of the Adviser, Van Kampen
                                                         Investments and Van Kampen Exchange Corp. since January
                                                         2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                         & Co. Incorporated. Managing Director and Director of Morgan
                                                         Stanley Investment Management Inc. Chief Administrative
                                                         Officer, Managing Director and Director of Morgan Stanley
                                                         Investment Advisors Inc. and Morgan Stanley Services Company
                                                         Inc. Managing Director and Director of Morgan Stanley
                                                         Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                         Executive Officer and Director of Morgan Stanley Trust.
                                                         Executive Vice President and Principal Executive Officer of
                                                         the Institutional and Retail Morgan Stanley Funds. Director
                                                         of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                         Officer of Morgan Stanley Investment Management Inc. and
                                                         Executive Vice President of funds in the Fund Complex from
                                                         May 2003 to September 2005.

Dennis Shea (53)             Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                       and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                         Equity of the same entities since February 2006. Vice
                                                         President of Morgan Stanley Institutional and Retail Funds
                                                         since February 2006. Vice President of funds in the Fund
                                                         Complex since March 2006. Previously, Managing Director and
                                                         Director of Global Equity Research at Morgan Stanley from
                                                         April 2000 to February 2006.

J. David Germany (52)        Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square,                             since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                             and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                      Global Fixed Income of the same entities since December
                                                         2005. Managing Director and Director of Morgan Stanley
                                                         Investment Management Ltd. Director of Morgan Stanley
                                                         Investment Management (ACD) Limited since December 2003.
                                                         Vice President of Morgan Stanley Institutional and Retail
                                                         Funds since February 2006. Vice President of funds in the
                                                         Fund Complex since March 2006.

VAN KAMPEN HARBOR FUND
TRUSTEES AND OFFICERS continued
                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                FUND         SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)         Vice President  Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                       Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                         the Adviser. Vice President of the Morgan Stanley
                                                         Institutional and Retail Funds since July 2004 and Vice
                                                         President of funds in the Fund Complex since August 2004.
                                                         Previously, Managing Director and General Counsel of
                                                         Americas, UBS Global Asset Management from July 2000 to July
                                                         2004 and General Counsel of Aeltus Investment Management,
                                                         Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)       Vice President  Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary   since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                       Complex.

John L. Sullivan (51)        Chief           Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Compliance      since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181   Officer                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                         Advisors Inc. and certain other subsidiaries of Van Kampen
                                                         Investments, Vice President, Chief Financial Officer and
                                                         Treasurer of funds in the Fund Complex and head of Fund
                                                         Accounting for Morgan Stanley Investment Management Inc.
                                                         Prior to December 2002, Executive Director of Van Kampen
                                                         Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)        Chief           Officer     Managing Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  Financial       since 2006  Inc. since December 2006; Chief Financial Officer and
New York, NY 10020           Officer and                 Treasurer of Morgan Stanley Institutional Funds since 2002
                             Treasurer                   and of funds in the Fund Complex from January 2005 to August
                                                         2005 and since September 2006. Previously, Executive
                                                         Director of Morgan Stanley Investment Management Inc. from
                                                         2002 to December 2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen--as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds--plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  11, 111, 211
                                                                   HARANR 2/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00463P-Y12/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006. Both editions of Exhibit B are attached.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                                REGISTRANT   COVERED ENTITIES(1)
                                                ----------   -------------------
AUDIT FEES ..................................    $29,400               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES .......................    $     0        $  756,000(2)
   TAX FEES .................................    $ 2,800(3)     $   79,422(4)
   ALL OTHER FEES ...........................    $     0        $  203,498(5)
TOTAL NON-AUDIT FEES ........................    $ 2,800        $1,038,920
TOTAL .......................................    $32,200        $1,038,920

2005

                                                REGISTRANT   COVERED ENTITIES(1)
                                                ----------   -------------------
AUDIT FEES ..................................    $28,400               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES .......................    $     0        $  235,000(2)
   TAX FEES .................................    $ 2,500(3)     $   52,799(4)
   ALL OTHER FEES ...........................    $     0        $  956,268(5)
TOTAL NON-AUDIT FEES ........................    $ 2,500        $1,244,067
TOTAL .......................................    $30,900        $1,244,067

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007


By:  /s/ James W. Garrett
    ------------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007